Leases (Details) - Schedule of minimum lease payments - SoundHound, Inc. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of minimum lease payments [Line Items]
Remainder of 2021	$ 863
2022	3,591
2023	3,630
2024	3,315
2025	962
Thereafter	2,358
Total	14,719
Less: imputed interest	(1,936)
Present value of lease liabilities	12,783
Less: current portion	(3,298)
Lease liabilities, net of current portion	9,485
Finance Lease [Member]
Leases (Details) - Schedule of minimum lease payments [Line Items]
Remainder of 2021	607
2022	1,265
2023	190
2024	122
2025	12
Thereafter
Total	2,196
Less: imputed interest	(152)
Present value of lease liabilities	2,044
Less: current portion	(1,636)
Lease liabilities, net of current portion	$ 408